Consolidated Statements Of Shareholders' Equity - USD ($)	Common Stock	Additional Paid in Capital	Retained Deficit	Total
Beginning Balance, Shares at Dec. 31, 2012	1,043,402
Beginning Balance, Amount at Dec. 31, 2012	$ 104	$ 304,804		$ 304,908
Members contribution, Shares	2,534,068
Members contribution, Amount	$ 254	740,214		740,468
Net loss			$ (2,577,263)	(2,577,263)
Ending Balance, Shares at Dec. 31, 2013	3,577,470
Ending Balance, Amount at Dec. 31, 2013	$ 358	$ 1,045,018	(2,577,263)	(1,531,887)
Recapitalization, Shares	5,000
Recapitalization, Amount			(327,670)	(327,670)
Net loss			(4,181,890)	(4,181,890)
Ending Balance, Shares at Dec. 31, 2014	3,582,470
Ending Balance, Amount at Dec. 31, 2014	$ 358	$ 717,348	$ (6,759,153)	(6,041,447)	[1]
Net loss				(2,273,164)
Ending Balance, Amount at Jun. 30, 2015				$ (8,306,418)

[1]	Combined/Consolidated Balance Sheets of Peekay Boutiques, Inc. (fka Dico, Inc.) and Christals Acquisition, LLC and Subsidiaries at December 31, 2014